Equity	12 Months Ended
Dec. 31, 2025
Equity
Equity

19 Equity

Accounting policy

Incremental costs directly attributable to the issue of ordinary shares, net of any tax effects, are recognised as a deduction from equity.

When shares recognised as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognised as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

19.1 Share capital

	Ordinary shares (20¢)		Deferred shares (£1.00)		Total
	Thousand	$ million	Thousand	$ million	$ million
Authorised
At 31 December 2023	1,223,591	245	50	–	245
At 31 December 2024	1,223,591	245	50	–	245
At 31 December 2025	1,223,591	245	50	–	245
Allotted, issued and fully paid
At 1 January 2023	877,650	175	50	–	175
Share options	23	–	–	–	–
At 31 December 2023	877,673	175	50	–	175
Share options	31	–	–	–	–
At 31 December 2024	877,704	175	50	–	175
Share options	21	–	–	–	–
At 31 December 2025	877,725	175	50	–	175

Group financial statements continued

Notes to the Group accounts continued

19 Equity continued

The deferred shares were issued in 2006 in order to comply with English Company law. They are not listed on any stock exchange and have extremely limited rights and effectively have no value. These rights are summarised as follows:

-	The holder shall not be entitled to participate in the profits of the Company;
-	The holder shall not have any right to participate in any distribution of the Company’s assets on a winding-up or other distribution except that after the return of the nominal amount paid up on each share in the capital of the Company of any class other than the deferred shares and the distribution of a further $1,000 in respect of each such share there shall be distributed to a holder of a deferred share (for each deferred share held) an amount equal to the nominal value of the deferred share;
-	The holder shall not be entitled to receive notice, attend, speak or vote at any general meeting of the Company; and
-	The Company may create, allot and issue further shares or reduce or repay the whole or any part of its share capital or other capital reserves without obtaining the consent of the holders of the deferred shares.

The Group’s objectives when managing capital are to ensure the Group has adequate funds to continue as a going concern and sufficient flexibility within the capital structure to fund the ongoing growth of the business and to take advantage of business development opportunities including acquisitions.

The Group determines the amount of capital taking into account changes in business risks and future cash requirements. The Group reviews its capital structure on an ongoing basis and uses share buybacks, dividends and the issue of new shares to adjust the retained capital.

The Group considers the capital that it manages to be as follows:

	2025	2024	2023
	$ million	$ million	$ million
Share capital	175	175	175
Share premium	615	615	615
Capital redemption reserve	20	20	20
Treasury shares	(515)	(66)	(94)
Retained earnings and other reserves	4,994	4,521	4,501
	5,289	5,265	5,217

19.2 Treasury shares

Treasury shares represent the holding of the Company’s own shares in respect of the Smith & Nephew Employees’ Share Trust and shares bought back as part of the share buyback programme.

The Smith & Nephew 2004 Employees’ Share Trust (the Trust) was established to hold shares relating to the long-term incentive plans. The Trust is administered by an independent professional trust company resident in Jersey and is funded by a loan from the Company. The cost of the Trust is charged to the income statement as it accrues. A dividend waiver is in place in respect of those shares held under the long-term incentive plans. The Trust only accepts dividends in respect of nil-cost options and deferred bonus plan shares. The waiver represents less than 1% of the total dividends paid.

19 Equity continued

The movements in Treasury shares and the Employees’ Share Trust are as follows:

		Employees’
	Treasury	Share Trust	Total
	$ million	$ million	$ million
At 1 January 2024	53	41	94
Shares transferred to Group beneficiaries	(2)	(26)	(28)
At 31 December 2024	51	15	66
Shares purchased	502	–	502
Shares transferred to Group beneficiaries	(44)	(9)	(53)
At 31 December 2025	509	6	515

		Employees’
	Treasury	Share Trust	Total
	Number	Number	Number
	of shares	of shares	of shares
	million	million	million
At 1 January 2024	3.4	2.4	5.8
Shares transferred to Group beneficiaries	(0.1)	(1.5)	(1.6)
At 31 December 2024	3.3	0.9	4.2
Shares purchased	27.4	–	27.4
Shares transferred to Group beneficiaries	(2.7)	(0.5)	(3.2)
At 31 December 2025	28.0	0.4	28.4

In August 2025, the Group announced a $500m share buyback programme in order to return capital to shareholders. The Group purchased 27,411,845 shares under the programme for a total cost of $502m inclusive of transaction costs of $2m that have been deducted from equity. The programme was completed on 7 October 2025. No shares were purchased in 2024.

19.3 Dividends

	2025	2024	2023
	$ million	$ million	$ million
The following dividends were declared and paid in the year:
Ordinary final of 23.1¢ for 2024 (2023: 23.1¢, 2022: 23.1¢) paid 28 May 2025	202	202	201
Ordinary interim of 15.0¢ for 2025 (2024: 14.4¢, 2023: 14.4¢) paid 7 November 2025	128	125	126
	330	327	327

A final dividend for 2025 of 24.1 US cents per ordinary share was proposed by the Board on 26 February 2026 and will be paid, subject to shareholder approval, on 27 May 2026 to shareholders on the Register of Members on 27 March 2026. The estimated amount of this dividend is $204m. The Group pursues a progressive dividend policy, with the aim of increasing the US Dollar value of ordinary dividends over time broadly based on the Group’s underlying growth in earnings, while taking into account capital requirements and cash flows. Future dividends will be dependent upon future earnings, the future financial condition of the Group and the Board’s dividend policy. The Board reviews the appropriate level of total annual dividend each year at the time of the full-year results. Smith & Nephew plc, the Parent Company of the Group, is a non-trading investment holding company which derives its distributable reserves from dividends paid by subsidiary companies. The distributable reserves of the Parent Company approximate to the balance on the profit and loss account reserve, less treasury shares and exchange reserves, which at 31 December 2025 amounted to $2,265m (2024: $3,119m).